Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Payments Under Non-cancelable Agreements with Initial Terms of One-Year or More
Future minimum payments under
non-cancelable
agreements for bandwidth and property management fees consist of the following as of December 31, 2021:

	RMB	US$
	(In millions)
2022	326	51
2023	146	23
2024	63	10
2025	21	3
2026	4	1
Thereafter	26	4

	586	92

Future Minimum Payments For Non-cancelable Agreements For Licensed Copyrights and Produced Content
Future minimum payments under
non-cancelable
agreements for licensed copyrights and produced content consist of the following as of December 31, 2021:

	RMB	US$
	(In millions)
2022	10,578	1,660
2023	5,174	812
2024	3,156	495
2025	1,538	241
2026	147	23
Thereafter	37	6

	20,630	3,237